CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (146,175)	$ (175,424)	$ (66,912)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	69,019	66,089	9,446
Depreciation and amortization of property, equipment and software	3,443	3,369	1,662
Amortization of right-of-use assets	4,766	6,981	4,022
Allowance for doubtful receivables	288	1,030	278
Inventory write-downs	4,067	1,806	539
Loss/(gain) on disposal of property, equipment and software	219	(365)
Gain on disposal of a long-term investment			147
Loss/(gain) on foreign currency exchange rates	(2,441)	618	80
Investment loss	2,167
Fair value change on short-term and long-term investments	(7,449)	833
Changes in operating assets and liabilities:
Accounts receivable	20,241	(23,430)	(7,243)
Notes receivable	(1,374)	7,733	(8,747)
Inventories	13,135	(22,121)	(19,787)
Prepayments and other current assets	8,893	(13,134)	3,615
Other non-current assets	639	(89)	(778)
Accounts payable	(2,617)	(10,947)	10,983
Advance from customers	(3,455)	4,010	13,027
Deferred revenue	(2,898)	5,938	3,398
Income tax payable		(159)	4
Accruals and other payables	(24,280)	19,109	11,939
Lease liabilities	(4,924)	(7,164)	(4,590)
Other non-current liability	(1,480)	8,484
Net cash used in operating activities	(70,654)	(126,103)	(49,211)
Cash flows from investing activities:
Payment for short-term investments	(1,257,697)	(468,705)	(196,806)
Proceeds from disposal of short-term investments	543,790	385,549	192,493
Purchase of property, equipment and software	(710)	(6,193)	(3,201)
Proceeds from disposal of property, equipment and software	464	28	5
Provision of bridge loans		(2,930)
Loan repayment		628
Payment for long-term investments	1,575	21,334	564
Proceeds from disposal of a long-term investment			221
Proceeds from other investing activities	1,503
Net cash used in investing activities	(714,225)	(112,957)	(7,852)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		904,732
Payment for repurchase of ordinary shares	(48,678)	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering		200,000
Proceeds from exercise of share options	1,039	1,070
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	9,057
Payments of deferred offering costs			(182)
Subscription contributions from shareholders			10
Net cash (used in)/ generated from financing activities	(38,582)	1,041,802	(172)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	(7,954)	2,879	2,903
Net (decrease)/ increase in cash and cash equivalents, restricted cash	(831,415)	805,621	(54,332)
Cash and cash equivalents, restricted cash at the beginning of year	964,576	158,955	213,287
Cash and cash equivalents, restricted cash at the end of year	133,161	964,576	158,955
Supplemental cash flow disclosures
Cash paid for income tax	843	616	210
Supplemental schedule of non-cash investing activities
Conversion from bridge loan into investment		2,302
Cash and cash equivalents	133,161	963,938	158,792
Restricted cash		638	163
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 133,161	$ 964,576	$ 158,955